Basis of preparation and Material accounting policies - Additional Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure of detailed information about business combination [abstract]
Deferred tax recovery recognized in consolidated statement of loss	$ 5,891
Deferred tax recovery recognized in consolidated statement of changes in equity	$ 610